Securities (Amortized Cost and Fair Values of Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	$ 309,289	$ 138,111
Available-for-sale Securities, Gross Unrealized Gains	1,051	1,909
Available for Sale, Gross Unrealized Losses	(7,776)	(1,169)
Available for Sale, Fair Value	302,564	138,851
Total Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	308,969	137,819
Available-for-sale Securities, Gross Unrealized Gains	947	1,817
Available for Sale, Gross Unrealized Losses	(7,776)	(1,169)
Available for Sale, Fair Value	302,140	138,467
U.S. Government Agencies [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	2,005	9,275
Available-for-sale Securities, Gross Unrealized Gains		2
Available for Sale, Gross Unrealized Losses	(8)	(108)
Available for Sale, Fair Value	1,997	9,169
States and political subdivisions [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	127,585	59,120
Available-for-sale Securities, Gross Unrealized Gains	884	1,747
Available for Sale, Gross Unrealized Losses	(3,368)	(112)
Available for Sale, Fair Value	125,101	60,755
Corporate obligations [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	10,255	4,933
Available-for-sale Securities, Gross Unrealized Gains	37	45
Available for Sale, Gross Unrealized Losses	(180)	(4)
Available for Sale, Fair Value	10,112	4,974
Mortgage-backed securities-government sponsored entities [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	169,124	64,491
Available-for-sale Securities, Gross Unrealized Gains	26	23
Available for Sale, Gross Unrealized Losses	(4,220)	(945)
Available for Sale, Fair Value	164,930	63,569
Equity securities-financial services [Member]
Schedule of Investments [Line Items]
Available for Sale, Amortized Cost	320	292
Available-for-sale Securities, Gross Unrealized Gains	104	92
Available for Sale, Gross Unrealized Losses	0
Available for Sale, Fair Value	$ 424	$ 384